Contingencies - Accrual for Probable Losses (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loss Contingency Accrual [Roll Forward]
Litigation contingency accrual - Beginning of period				$ 8.1	$ 83.9	$ 3.7
Cash payments				14.0	82.2	12.0
Litigation contingency accrual - End of period				3.2	8.1	83.9
Continuing Operations
Loss Contingency Accrual [Roll Forward]
Loss Contingency Accrual, Provision	$ 4.0	$ 7.0	$ 2.0	7.1	5.7	56.8
Discontinued Operations
Loss Contingency Accrual [Roll Forward]
Loss Contingency Accrual, Provision			$ 1.0	$ 2.0	$ 0.7	$ 35.4